ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLE

4.	ACCOUNTS RECEIVABLE

The Company’s accounts receivable consists of the following:

	December 31, 2025	December 31, 2024
	$	$
Trade receivables	11,879	414,263
Other receivable	12,199	-
GST receivable	13,254	5,324
	37,332	419,587